Revenue - Additional Information (Details) € in Thousands, $ in Millions		1 Months Ended		12 Months Ended
	Nov. 09, 2020 USD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2018 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Other revenue information
Revenue				€ 200	€ 1,100	€ 600
Revenue under contract liabilities				€ 41,302	39,512	17,457
Remaining performance obligations								€ 10,300
Performance obligations description				The remaining performance obligations at December 31, 2022 are approximately €10.3 million and are expected to be largely recognized as revenue over the next 12 months (2022: €9.2 million; 2021: €44.4 million), with a smaller portion being realized thereafter (2022: €1.1 million;2021: €7.2 million).
Genentech Inc
Other revenue information
Revenue				€ 18,500	21,600	26,200
Collaboration agreement initial upfront consideration		$ 96.0	€ 83,200
Revenue under contract liabilities				1,700	20,200	41,900
Additional payments upon achievement of milestones | $							$ 5,000.0
Roivant
Other revenue information
Revenue				22,700	17,700	1,400
Collaboration agreement initial upfront consideration | $	$ 60.0
Collaboration agreement cash consideration | $	40.0
Collaboration agreement consideration in shares | $	$ 20.0
Revenue under contract liabilities				€ 8,600	€ 31,300	€ 49,000
Additional payments received upon achievement of milestones | $							$ 2,000.0